Loans Receivable - Summary of Loans Receivables Balance by Credit Quality Indicator (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Loan receivable	$ 7,695,184	$ 4,913,279	$ 487,432
Credit Score Below 575 [Member]
Loan receivable
Credit Score 576 - 600 [Member]
Loan receivable	$ 225,908	299,040
Credit Score 601 - 650 [Member]
Loan receivable	3,369,352	2,180,507
Credit Score 651 - 700 [Member]
Loan receivable	2,919,605	1,737,587
Credit Score 701 - 750 [Member]
Loan receivable	959,067	558,305
Credit Score 751 - 800 [Member]
Loan receivable	174,601	113,581
Credit Score 801 - 850 [Member]
Loan receivable	$ 46,651	$ 24,259
Credit Score Below 575 [Member]
Loan receivable
Credit Score Below 550 [Member]
Loan receivable
Credit Score Below 551-600 [Member]
Loan receivable		$ 299,040	$ 3,948
Credit Score Below 601-650 [Member]
Loan receivable		2,180,507	157,886
Credit Score Below 651-700 [Member]
Loan receivable		1,737,587	192,561
Credit Score Below 701-750 [Member]
Loan receivable		558,305	558,305
Credit Score Below 751-800 [Member]
Loan receivable		113,581	14,859
Credit Score Below 801-850 [Member]
Loan receivable		$ 24,259	$ 9,549